Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2023
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

	As at 31 March 2023
		Annual					Compliance,
		leave and	Litigation	Provision for			regulation
	Long	other	and non-	impairment	Lease	Restructuring	and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	450	922	83	419	208	355	513	2,950
Additions	45	575	12	29	1	65	59	786
Utilisation	(23)	(859)	(20)	-	(13)	(128)	(172)	(1,215)
Reversal of unutilised provisions	-	-	(1)	(6)	-	(8)	(82)	(97)
Balance as at end of period	472	638	74	442	196	284	318	2,424

Compliance, regulation and remediation provisions

Provisions for the Half Year 2023 in respect of compliance, regulation and remediation include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation

As at 31 March 2023, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation, including a class action against Westpac Banking Corporation and two former subsidiaries, Westpac General Insurance Limited (now known as Allianz Australia General Insurance Limited) and Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) in the Federal Court of Australia in relation to Westpac’s sale of consumer credit insurance products to customers.

This class action has settled pending court approval. The settlement amount agreed between the parties is included in the 31 March 2023 provisions.

As at the date of this report, the proposed settlement has not yet been approved by the Court. Consequently, there remains some uncertainty in respect of the settlement and the actual aggregate expense to Westpac associated with this matter.

Certain of the entities mentioned above are no longer part of the Group following the sale of those entities. Westpac has provided warranties and indemnities to the acquirer for certain pre-completion matters, conduct and risks.

Restructuring provisions

The Group carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to separation costs and redundancies. The decrease in the current year mostly relates to the utilisation of provisions associated with completed business sales. Refer to Note 17 for further details.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of the Group’s property leases.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These actions may consider a range of subject matters, and in Australia, a number of investigations and reviews are currently considering potential misconduct in relation to credit and financial services. Matters the subject of such reviews are also assessed for their impact on customers, with customer remediation undertaken where appropriate in accordance with the Group’s Customer Remediation Policy and Customer Remediation Standard.

Domestic regulators, statutory authorities and other bodies such as ASIC, ACCC, APRA, AUSTRAC, BCCC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority and Commerce Commission in New Zealand, Bank of Papua New Guinea, Monetary Authority of Singapore and Hong Kong Monetary Authority, from time to time conduct investigations, reviews or inquiries, (some of which may be industry wide), covering a range of matters (including potential contraventions and non-compliance) that involve, or may in the future, involve the Group.

These currently include investigations by the OAIC in relation to certain practices and systems for compliance with the Privacy Act 1988 (Cth) (including our processes and controls around user access, data retention and destruction), by ASIC in relation to our online hardship processes and controls and regulator investigations into other areas such as risk governance, prudential standards compliance, hardship, collections processes, and design and distribution obligations.

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise in the event proceedings are pursued in relation to the matters outlined above, as any potential future liability of that kind cannot be reliably estimated at this time.

Such investigations, reviews or inquiries have previously resulted, and may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforcement action including enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation, suspension or variation, customer remediation or other sanctions or action being taken by regulators or other parties. Investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. As at 31 March 2023, no provision is held for potential losses that may arise in relation to the matters below.

Regulatory litigation

●	On 5 May 2021, ASIC filed civil proceedings against Westpac alleging that it had engaged in insider trading and unconscionable conduct and failed to comply with its Australian financial services licence obligations. The allegations relate to interest rate hedging activity by Westpac during its involvement in the 2016 Ausgrid privatisation transaction. Westpac has filed its response to ASIC’s claim. A hearing date for this matter has been set down for 18 March 2024.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Class actions

●	The class action against BT Funds Management Limited (BTFM) and a former subsidiary, Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) (WLIS) (referred to as ‘the respondents’) in the Federal Court of Australia, in relation to aspects of BTFM’s BT Super for Life former cash investment option, has settled pending court approval. In December 2022, the respondents paid the agreed settlement amount to a trust account held by the solicitors for the applicant so no provision remains. As at the date of this Report, the proposed settlement has not yet been approved by the Court. Consequently, there remains some uncertainty in respect of the settlement and the actual aggregate expense to Westpac associated with this matter.

Certain of the entities mentioned above are no longer part of the Group following the sale of those entities. Westpac has provided warranties and indemnities to the acquirer for certain pre-completion matters, conduct and risks.

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period, and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage.
●	On 15 July 2020, a class action was commenced against Westpac Banking Corporation and St.George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of three class actions commenced against a number of lenders in the auto finance industry. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Westpac no longer pays flex commissions following an industry wide ban issued by ASIC on 1 November 2018.

Westpac is aware, including from media reports and other publicly available material, that at least one other class action (and possibly more) against Westpac entities is being investigated. For example, in July 2020 and again in October 2022, a law firm publicly stated that it is investigating a class action against Asgard and BTFM alleging that Asgard and BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. Westpac has not been served with a claim in relation to this matter and has no further information about the scope of the proposed claim beyond the public statements issued by the law firm involved.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other stakeholders and reputation. These internal reviews continue to identify issues in respect of which we are taking, or will take, steps to put things right, including so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including by making compensation/remediation payments and providing refunds where appropriate. These issues include, among other things, compliance with lending obligations (including responsible lending); conflicts of interest; payroll processes, including as they relate to employee entitlements; regulatory reporting; oversight and sufficiency of training, policies and procedures; AML and CTF processes and procedures; product disclosure; destruction and retention of personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised. In relation to our New Zealand business, these issues include compliance with the requirements of the New Zealand Credit Contracts and Consumer Finance Act 2003.

In addition, Westpac is currently addressing uplifts required in relation to its compliance with the Common Reporting Standard.

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

By undertaking these reviews, we can also improve our processes and controls, including those of our contractors, agents, and authorised credit representatives. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, taking enforcement action (including enforceable undertakings and contrition payments), or imposing fines/penalties or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, employees/unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs of up to and including $250,000, per account holder for protected accounts in an eligible ADI. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI or a statutory manager (under the Banking Act 1958 (Cth)) is in control of the ADI’s business, and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities and other commitments it has provided to third parties in connection with various divestments of businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks, including certain compliance, regulatory investigations and litigation matters outlined in this Note 13.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by the Group. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation matters arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent entity guarantees and undertakings to subsidiaries

Consistent with 2022, Westpac Banking Corporation, as the parent entity of the Group, makes the following guarantees and undertakings to its subsidiaries:

●	Letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	Guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Note 13. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Notes 12 and 22 of the 2022 Annual Report for further details of credit risk and liquidity risk management, respectively.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Undrawn credit commitments
Letters of credit and guarantees[1]	11,936	11,868	11,716	1	2
Commitments to extend credit[2]	195,765	188,183	189,415	4	3
Other	702	48	55	large	large
Total undrawn credit commitments	208,403	200,099	201,186	4	4

1.	Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.
2.	Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, as at March 2023, the Group had $7.4 billion of credit exposures that were offered and accepted but still revocable (September 2022: $8.6 billion; March 2022 $8.8 billion). These represent part of Westpac Group’s maximum exposure to credit risk.